SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Dec. 31, 2024	Dec. 31, 2023
Year End [Member]
Debt Instrument [Line Items]
US$ to S$ Average Rate	1.3435	1.3465
Average Rate [Member]
Debt Instrument [Line Items]
US$ to S$ Average Rate	1.3367	1.3578